Cover	Sep. 02, 2022
Cover [Abstract]
Entity Registrant Name	Yubo International Biotech Limited
Entity Central Index Key	0000895464
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Sep. 02, 2022
Entity File Number	0-21320
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	11-3074326
Entity Address Address Line 1	Room 105
Entity Address Address Line 2	Building 5
Entity Address Address Line 3	31 Xishiku Avenue
Entity Address City Or Town	Xicheng District
Entity Address Region	Beijing
Entity Address Country	CN
Entity Address Postal Zip Code	100034
City Area Code	040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	0677-6010
Amendment Description	On September 9, 2022, Yubo International Biotech Limited, a New York Corporation (the “Company”), filed a Current Report on Form 8-K (the “Original 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”) to report under “Item 1.01 Entry into a Material Definitive Agreement”, the entry into a Securities Purchase Agreement with World Precision Medicine Technology Limited. This Current Report on Form 8-K/A (this “8-K/A”) is being filed as an amendment to the Original 8-K for the sole purposes of amending the use of proceeds from the sale of the Shares under the Securities Purchase Agreement and furnishing the Amendment to Securities Purchase Agreement as an exhibit. Except as otherwise specified in this 8-K/A, the Original 8-K shall remain unchanged in all material respects. Capitalized terms used but not otherwise defined herein have the respective meanings ascribed to them in the Original 8-K.